[graphic omitted]

--------------------------------------------------
COLONIAL HIGH INCOME MUNICIPAL TRUST ANNUAL REPORT
--------------------------------------------------

DECEMBER 31, 1998

                 COLONIAL HIGH INCOME MUNICIPAL TRUST HIGHLIGHTS
                       JANUARY 1, 1998 - DECEMBER 31, 1998

INVESTMENT OBJECTIVE: Colonial High Income Municipal Trust seeks to provide high current income, generally exempt from federal income taxes, by investing primarily in medium- and lower-quality municipal securities.

THE FUND IS DESIGNED TO OFFER:
  o   Potential for high tax-free income
  o   Professional management
  o   Expert credit analysis

PORTFOLIO MANAGER COMMENTARY: "During the past 12 months, investors were challenged by significant interest rate volatility. In addition, tax-exempt credit-quality spreads were very narrow for much of the year, indicating that investors were not recognizing the relatively higher risk of lower-rated municipal bonds. In response, we shifted our emphasis away from cyclical sectors such as steel, paper and airlines, whose prices did not appear to reflect their risk. During the final months of the year, this strategy was rewarded when quality spreads began to widen, and prices of some bonds in those sectors
declined."                                                   -- Maureen Newman

                COLONIAL HIGH INCOME MUNICIPAL TRUST PERFORMANCE

     12-month distributions declared per share(1)          $0.523
--------------------------------------------------------------------------------
                                               NAV             Market Price
     12-month total return, assuming
     reinvestment of all distributions         5.45%               2.47%
--------------------------------------------------------------------------------

     Price per share on 12/31/98              $8.49               $8.31

Top Five Sectors(2)                    Quality Breakdown(2)
(as of 12/31/98)                       (as of 12/31/98)
------------------------------------   -------------------------------------
 Nursing                       14.1%   AA:                              3.4%
 Refunded                      12.9%   A:                               8.0%
 Hospital                      11.9%   AAA:                            12.1%
 Multi Family                   8.5%   BBB:                            25.4%
 Industrial                     5.1%   Short-term obligations & other:  0.2%
                                       BB:                              3.1%
                                       B:                               0.3%
                                       Non-rated:                      47.5%


The Trust may at times purchase tax-exempt securities at a discount, and some or all of this discount may be included in the Trust's ordinary income which will be taxable when distributed.

(1) A portion of the Trust's income may be subject to the alternative minimum tax.
(2) Sector and quality breakdowns are calculated as a percent of total investments, including short-term obligations. Because the Trust is actively managed, there can be no guarantee the Trust will continue to maintain these quality weightings or invest in these sectors in the future. Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon Colonial's defined criteria as used in the investment process.

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

I am pleased to present the annual report for Colonial High Income Municipal Trust for the 12 months ended December 31, 1998.

Conditions for fixed-income investments varied considerably during the period. While overall the environment for bonds was positive, a variety of domestic and international factors created a volatile climate for bond fund investors. In the U.S., the periodic fears of inflation that existed early in the period all but vanished during the second half, as an increasing number of signs pointed toward a gradually slowing U.S. economy. This environment set the stage for a series of interest rate cuts by the Federal Reserve Board in the fall of 1998, helping bond values end the period on a positive note.

The tax-exempt market generated a gain over the period, although it also experienced volatility much like the broader bond market. In addition to the trends mentioned above, supply and demand factors contributed to periods of weakness in municipal bond prices as many tax-exempt issuers rushed to take advantage of lower interest rates, increasing the amount of issuance. At times, the market found it difficult to absorb this unusually high level of supply.

For investors seeking competitive levels of tax-free income as well as an opportunity to diversify their fixed-income portfolio, Colonial High Income Municipal Trust provides a solid investment option. Thank you for choosing Colonial High Income Municipal Trust and for giving us the opportunity to serve your investment needs.

    Respectfully,

/s/ Stephen E. Gibson

    Stephen E. Gibson
    President
    February 11, 1999

Because market and economic conditions change, there can be no assurance that the trends described above will continue.

                              INVESTMENT PORTFOLIO
                        DECEMBER 31, 1998 (IN THOUSANDS)

MUNICIPAL BONDS - 99.0%                                           PAR     VALUE
-------------------------------------------------------------------------------
EDUCATION - 3.7%
   EDUCATION
   CA Statewide Communities Development Corp.,
    J. Paul Getty Trust Center,
                           5.000%             10/1/23 (a)    $  2,250  $  2,228
   CA Statewide Communities Development Authority,
    Crossroads School for Arts & Sciences,
    Series 1998,
                           6.000%              8/1/28 (j)       1,400     1,426
   IL State Development Finance Authority,
    Latin School of Chicago,
    Series 1998:
                           5.600%              8/1/18             350       354
                           5.650%              8/1/28             730       738
   MA State Industrial Finance Agency:
    Cambridge Friends School,
    Series 1998,
                           5.800%              9/1/28           1,000     1,028
    St. John's High School,
    Series 1998,
                           5.350%              6/1/28             300       298
    Wentworth Institute of Technology,
    Series 1998,
                           5.750%             10/1/28           1,000     1,034
   MI Southfield Economic Development Corp.,
    Lawrence University,
    Series 1998 A,
                           5.400%              2/1/18           1,000       997
   NM Santa Fe,
    College of Santa Fe,
    Series 1998 A,
                           5.500%             10/1/28             250       252
   VT State Educational & Health Buildings Finance Agency,
    Norwich University,
    Series 1998,
                           5.500%              7/1/21           1,500     1,511
                                                                       --------
                                                                          9,866
                                                                       --------

 ...............................................................................
HEALTHCARE - 30.2%
    HEALTH SERVICES - 0.1%
    IL State Health Facilities Authority,
    Midwest Physician Group Ltd.,
    Series 1998,
                           5.500%            11/15/19             350       342
                                                                       --------
   HOSPITAL - 11.7%
   AL Alabama Special Care Facilities Authority,
    Montgomery Healthcare,
    Series 1989,
                          11.000%             10/1/19           3,335     3,385
   CA State Health Facilities Financing Authority,
    Kaiser Permanente,
    Series 1989 A,
                          (b)                 10/1/12 (a)       5,500     2,873
   CO State Health Care Facilities Authority,
    National Jewish Medical & Research Center,
    Series 1998,
                           5.375%              1/1/23             830       817
   GA Baldwin County Hospital Authority,
    Oconee Regional Medical Center,
    Series 1998,
                           5.250%             12/1/22             500       483
   GA Clayton Hospital Authority,
    The Woodlands Foundation, Inc.,
    Series 1991 A,
                           9.750%              5/1/21 (c)       2,500     1,625
   GA Forsyth County Hospital Authority,
    Georgia Baptist Healthcare System,
    Series 1998,
                           6.000%             10/1/08           1,000       998
   IL Health Facilities Authority,
    Thorek Hospital & Medical Center,
                           5.250%             8/15/18             600       585
   LA State Public Facilities Authority,
    Pendleton Memorial Methodist Hospital,
    Series 1998,
                           5.250%              6/1/17           1,250     1,213
   MI Flint Hospital Building Authority,
    Hurley Medical Center,
    Series 1998 A,
                           5.375%              7/1/20             625       618
   MN St. Paul Housing & Redevelopment Authority,
    Healtheast Project,
    Series A,
                           5.700%             11/1/15           1,000     1,019
   MN Washington County Housing
    & Redevelopment Authority,
    Healtheast, Inc.,
    Series 1998,
                           5.250%            11/15/12           1,500     1,478
   MO State Housing Development Commission,
    Freeman Health Systems,
    Series 1998,
                           5.250%             2/15/18             750       737
   MS Lowndes County,
    Golden Triangle Regional Medical Center,
    Series 1990,
                           8.500%              2/1/10             235       249
   MS State Business Finance Corp.,
    Medical Foundation, Inc.,
    Series 1998,
                           5.625%              7/1/23           1,450     1,452
   NH State Higher Educational & Health Facilities Authority,
    Littleton Hospital Assoc., Inc.:
                           5.900%              5/1/28             780       776
     Series 1998 A,
                           6.000%              5/1/28             625       633
   OH Belmont County,
    East Ohio Regional Hospital,
    Series 1998,
                           5.700%              1/1/13           1,875     1,854
   OH Doctors OhioHealth Corp.,
                           5.600%             12/1/28 (d)       2,150     2,101
   OH Sandusky County,
    Series 1998,
                           5.150%              1/1/10             250       253
   PA Allegheny County Hospital Development,
    Ohio Valley General Hospital,
    Series 1998 A,
                           5.450%              1/1/28           1,000       994
   PA Mount Pleasant Business District Authority,
    Frick Hospital,
                           5.750%             12/1/27           1,300     1,322
   PA Pottsville Hospital Authority,
                           5.500%              7/1/18           1,000       995
   TX Baylor Richardson Hospital,
                           5.625%             12/1/28 (d)         750       739
   TX Lufkin Health Facilities Development Corp.,
    Memorial Health Systems of East Texas,
    Series 1998,
                           5.700%             2/15/28           1,120     1,131
   VT State Educational & Health Buildings Authority,
    Springfield Hospital,
    Series A,
                           7.750%              1/1/13           1,115     1,253
   VT State Educational & Health Buildings Finance Agency,
    Brattleboro Memorial Hospital,
                           5.375%              3/1/28           1,325     1,297
                                                                       --------
                                                                         30,880
                                                                       --------

   INTERMEDIATE CARE FACILITIES - 1.8%
   IL Champaign,
    Hoosier Care, Inc.,
    Series 1989-A,
                           9.750%              8/1/19           1,425     1,489
   MA State Health & Educational Facilities Authority,
    Corp. for Independent Living,
                           8.100%              7/1/18             725       816
   PA Economic Development Northwestern
    Human Services, Series 1998-A,
                           5.250%              6/1/14           2,510     2,453
                                                                       --------
                                                                          4,758
                                                                       --------
   LIFECARE - 2.7%
   CO State Health Care Facilities Authority,
    National Benevolent Association,
    Series 1998-B,
                           5.250%              2/1/28             750       738
   KY State Economic Development Finance Authority,
    Christian Church Homes of Kentucky, Inc.,
    Series 1998,
                           5.500%            11/15/30             750       746
   MI State Strategic Fund,
    Holland Home,
    Series 1998,
                           5.750%            11/15/28             400       397
   MN Columbia Heights,
    Crest View Corp.,
    Series 1998,
                           6.000%              3/1/33             740       742
   NH State Higher Educational & Health Facilities Authority,
    Rivermead at Peterborough,
    Series 1998:
                           5.625%              7/1/18             500       493
                           5.750%              7/1/28             500       498
   PA Philadelphia Authority for Industrial Development,
    Baptist Home of Philadelphia, Series 1998 A:
                           5.500%            11/15/18             360       356
                           5.600%            11/15/28             570       555
   TN Metropolitan Government,
    Nashville & Davidson County,
    Blakeford at Green Hills,
    Series 1998,
                           5.650%              7/1/24             600       590
   TX Abilene Health Facilities Development Corp.,
    Sears Methodist Retirement Obligation Group,
    Series 1998 A,
                           5.900%            11/15/25           1,000       991
   WI State Health & Educational Facilities Authority,
    Attic Angel Obligated Group,
                           5.750%            11/15/27           1,000       978
                                                                       --------
                                                                          7,084
                                                                       --------
   NURSING HOME - 13.9%
   CO State Health Facilities Authority:
    American Housing Foundation, Inc.,
    Series 1990 A,
                          10.250%             12/1/20           1,300     1,300
    Pioneer Health Care,
    Series 1989,
                          10.500%              5/1/19           2,000     2,086
   CO State Health Facilities Authority, Volunteers of
    America Care Facilities, Inc., Series 1998 A:
                           5.450%              7/1/08             300       300
                           5.750%              7/1/20             865       852
   FL Gadsden County Industrial Development Authority,
    Florida Properties, Inc.,
    Series 1988 A,
                          10.450%             10/1/18           1,865     1,894
   IA State Finance Authority,
    Care Initiatives Project:
     Series 1996,
                           9.250%              7/1/25           1,000     1,350
     Series 1998 B:
                           5.750%              7/1/18             550       550
                           5.750%              7/1/28           1,475     1,468
   IN Gary Industrial Economic Development,
    West Side Health Care Center,
    Series 1987 A,
                          11.500%             10/1/17           1,455     1,498
   IN Metro Health,
                           6.400%             12/1/33           1,210     1,201
   IN Michigan City Health Facilities,
    Metro Health Foundation, Inc. Project,
                          10.000%             11/1/22           3,085     3,085
   KS Washington County Industrial Development Authority,
    Central States, Series 1989,
                          10.250%             11/1/19           1,835     1,872
   MA Boston,
    St. Joseph Nursing Care Center, Inc.,
    Series 1990,
                          10.000%              1/1/20 (e)         935     1,002
   MA State Industrial Finance Agency,
    American Health Foundation, Inc.,
    Series 1989,
                          10.125%              3/1/19 (c)       1,975     1,481
   MN Minneapolis,
    Walker Methodist Senior Services Group,
    Series 1998 A,
                           6.000%            11/15/28           1,200     1,209
   NJ State Economic Development Authority,
    Geriatric & Medical Service, Inc.,
    Series B,
                          10.500%              5/1/20           2,000     2,111
   NM State Hospital Equipment Loan Council,
    Memorial Medical Center,
    Series 1998,
                           5.500%              6/1/28           1,220     1,203
   PA Chester County Industrial Development,
    Pennsylvania Nursing Home, Inc.,
    Series 1989,
                          10.125%              5/1/19 (c)       2,548     2,344
   TN Metropolitan Government,
    Nashville & Davidson Counties Health
    & Education Facilities, Central States,
    Series 1989,
                          10.250%             11/1/19           1,705     1,739
   TX Bell County Health Facilities Development Corp.,
    Heartway Corp. Project:
                          (b)                  3/1/19             255        64
                           9.500%              3/1/19           1,500     1,528
   TX Kirbyville Health Facilities Development Corp.,
    Heartway III Project:
     Series 1997 A,
                          10.000%             3/20/18             732       736
     Series 1997 B,
                          (b)                 3/20/04             106        58
   TX Whitehouse Health Facilities Development Corp.,
    Oak Brook Health Care Center,
    Series 1989,
                          10.000%             12/1/19           1,755     1,865
   WA Kitsap County Housing Authority,
    Martha & Mary Nursing Home,
                           7.100%             2/20/36           1,000     1,184
   WI State Health & Educational Facilities Authority,
    Metro Health Foundation, Inc.,
    Series 1993,
                           8.000%             11/1/22           2,775     2,775
                                                                       --------
                                                                         36,755
                                                                       --------

 ...............................................................................
HOUSING - 15.7%
  ASSISTED LIVING/SENIOR - 4.6%
   CA Abag Finance Authority for
   Non-Profit Corps.,
    Eskaton Gold River Lodge,
    Series 1998:
                           6.375%            11/15/15 (k)         750       743
                           6.375%            11/15/28 (k)         550       540
   IL Clarendon Hills Residential Facilities,
    Churchill Estate,
    Series 1998 A:
                           6.750%              3/1/24           1,050     1,068
                           6.750%              3/1/31           1,370     1,394
   IL State Development Finance Authority,
    Care Institute, Inc.,
                           8.250%              6/1/25           1,300     1,463
   MA Boston Industrial Development Finance Authority,
    Springhouse, Inc.,
    Series 1988,
                           5.875%              7/1/20             605       603
   MN Roseville,
    Care Institute, Inc.,
    Series 1993,
                           7.750%             11/1/23           1,740     1,760
   PA Montgomery County Industrial Development Authority,
    Assisted Living Facility,
    Series 1993-A,
                           8.250%              5/1/23             850       942
   TX Bell County Health Facilities Development Corp.,
    Care Institute, Inc.,
                           9.000%             11/1/24           1,800     2,063
   WI State Health & Educational Facilities Authority:
    Clement Manor, Series 1998,
                           5.750%             8/15/24             600       581
    United Lutheran Program for Aging, Inc.,
                           5.700%              3/1/28           1,000       989
                                                                       --------
                                                                         12,146
                                                                       --------
   MULTI-FAMILY - 9.0%
   DE Wilmington,
    Electra Arms Senior Association Project,
                           6.250%              6/1/28           1,000       980
   FL State Housing Finance Agency,
    Windsong Apartments,
    Series 1993 C,
                           9.250%              1/1/19           1,000       900
   GA Augusta Housing Authority,
    Mountain Ridge Holdings II Project,
    Series A,
                           8.960%              9/1/24 (c)       1,880     1,060
   MN Lakeville,
    Southfork Apartments Project:
     Series 1989 A,
                           9.875%              2/1/20           2,570     2,583
     Series 1989 B,
                          (f)                  2/1/20           1,056     1,268
   MN Washington County Housing & Redevelopment Authority,
    Cottages of Aspen,
    Series 1992,
                           9.250%              6/1/22           1,065     1,174
   MN White Bear Lake,
    Birch Lake Townhome Project:
     Series 1989-A,
                          10.250%             7/15/19           2,200     2,233
     Series 1989-B,
                            (f)               7/15/19             735       220
   NC Eastern Carolina Regional Housing Authority,
    New River Apartments-Jacksonville,
    Series 1994,
                           8.250%              9/1/14           1,845     1,995
   NY Nyack Housing Assistance Corp.,
    Nyack Plaza Apartments,
                           7.375%              6/1/21 (g)         394       395
   Resolution Trust Corp.,
    Pass Through Certificates,
    Series 1993 A,
                           9.250%             12/1/16 (g)       5,098     5,251
   TN Franklin Industrial Board,
    Landings Apartment Project,
    Series 1996 B,
                           8.750%              4/1/27             935       957
   TX Galveston Health Facilities Center,
    Pass Through Certificates,
                           8.000%              8/1/23           1,000     1,076
   TX State Department of Housing & Community Affairs,
    Pebble Brooks Apartments,
    Series 1998,
                           5.500%             12/1/18           1,000     1,024
   VA Alexandria Redevelopment & Housing Authority,
    Courthouse Commons Apartments,
    Series 1990-A,
                          10.000%              1/1/21           1,500     1,530
   WA Vancouver Housing Authority,
    Series I,
                           5.500%              3/1/28           1,000     1,015
                                                                       --------
                                                                         23,661
                                                                       --------
   SINGLE FAMILY - 2.1%
   LA Louisiana Housing Finance Agency,
    Residual Lien Mortgage, Series 1992,
                           7.375%              9/1/13 (f)         505       536
   OH State Housing Finance Agency,
    Series B-4, IFRN (variable rate),
                          10.226%             3/31/31             875       977
   TX Bexar County Housing Finance Corp.,
    GNMA Collateralized Mortgage,
    Series 1989-A,
                           8.200%              4/1/22           2,340     2,423
   TX Harris County Housing Finance,
    Corp. Single Family, Series 1987,
                           8.875%             12/1/17             270       275
   WA State Housing Finance Commission,
    Series 1992 D-1,
                           6.150%              1/1/26           1,165     1,287
                                                                       --------
                                                                          5,498
                                                                       --------

 ...............................................................................
OTHER - 14.0%
   OTHER - 1.2%
   IN Hammond,
    American Maize Products Co.,
    Series 1994,
                           8.000%             12/1/24           2,000     2,328
   MD Baltimore,
    Park Charles Project,
    Series 1986,
                           8.000%              1/1/10             810       875
                                                                       --------
                                                                          3,203
                                                                       --------
   REFUNDED/ESCROWED (h) - 12.8%
   CA Colton Public Financing Authority,
    Series 1995,
                           7.500%             10/1/20           2,000     2,335
   CA San Joaquin Hills Transportation Corridor Agency,
    Series 1993:
                           6.750%              1/1/32 (a)       1,500     1,699
                           7.000%              1/1/30             775       885
   CO Denver City and County Airport:
    Series B,
                           7.250%            11/15/23             580       662
    Series C,
                           6.125%            11/15/25           2,280     2,504
   FL Clearwater Housing Authority,
    Hampton Apartments,
    Series 1994,
                           8.250%              5/1/24           2,500     3,072
   ID State Health Facilities Authority,
    IHC Hospitals, Inc.,
                           8.470%             2/15/21           1,750     2,151
   IL State Health Facilities Authority:
    Edgewater Medical Center,
    Series A,
                           9.250%              7/1/24           1,985     2,521
    Hinsdale Hospital,
    Series 1990 C,
                           9.500%            11/15/19             620       698
   MA State Industrial Finance Agency,
    Tunnel Revenue, Series 1990,
                           9.000%             10/1/20           2,280     2,534
   MN Mille Lacs Capital Improvement Authority,
    Mille Lacs Band of Chippewa,
    Series 1992 A,
                           9.250%             11/1/12           1,020     1,242
   NC Lincoln County,
    Lincoln County Hospital,
                           9.000%              5/1/07             455       550
   NM City of Clovis,
    Retirement Ranches Project:
                          10.750%              4/1/19           2,300     2,409
   PA Delaware County Authority,
    Southeastern Pennsylvania Obligated Group,
    Series 1996:
                           6.000%            12/15/26           1,000     1,139
                           6.000%            12/15/16           1,400     1,582
   TN Shelby County, Health, Education,
    & Housing Facilities Board,
    Open Arms Development Center:
     Series 1992-A,
                           9.750%              8/1/19             920     1,298
     Series 1992-C,
                           9.750%              8/1/19             895     1,263
   VI Virgin Islands Public Financing,
    Series 1992 A,
                           7.250%             10/1/18           2,000     2,285
   VI Water and Power Authority Electric Systems,
    Series 1991-A,
                           7.400%              7/1/11             920     1,008
   WA State Health Care Facilities Authority,
    Grays Harbor Community Hospital,
    Series 1993:
                           7.200%              7/1/03             170       181
                           8.025%              7/1/20           1,480     1,630
                                                                       --------
                                                                         33,648
                                                                       --------

 ...............................................................................
OTHER REVENUE - 9.2%
   CHEMICALS - 1.2%
   LA Saint Charles Parish,
    Union Carbide Corp.,
    Series 1992,
                           7.350%             11/1/22           3,000     3,289
                                                                       --------
   INDUSTRIAL - 5.0%
   CO Mesa County Industrial Development Revenue,
    Joy Technologies, Inc. Project,
    Series 1992,
                           8.500%             9/15/06           1,000     1,111
   IL State Development Finance Authority,
    Armstrong World Industries, Inc. Project,
                           5.950%             12/1/24           1,000     1,112
   IL Will-Kankakee Regional Development Authority,
    Flanders Corp./Precisionaire Project,
    Series 1997,
                           6.500%            12/15/17             975     1,032
   LA Southern Louisiana Port Commission,
    Cargill, Inc. Project,
                           5.850%              4/1/17           1,000     1,070
   MA State Industrial Finance Agency,
    House of Bianchi, Inc.,
                           8.750%              6/1/18             335       345
   MI State Strategic Fund,
    Michigan Sugar Co., Sebewaing Project,
    Series 1998 A,
                           6.250%             11/1/15           1,250     1,248
   MN Brooklyn Park,
    TL Systems Corp.,
    Series 1991,
                          10.000%              9/1/16             755       918
   NV Henderson Public Improvement Trust,
    Dongsung America Co., Inc., Series 1998,
                           7.000%             11/1/10             500       502
   OH Cuyahoga County,
    Joy Technologies, Inc.,
    Series 1992,
                           8.750%             9/15/07             550       615
   TN McKenzie Individual Development Board,
    American Lantern Co.,
                          10.500%              5/1/16 (c)       2,086     1,252
   TX Trinity River Authority,
    Texas Instruments Project,
    Series 1996,
                           6.200%              3/1/20           1,000     1,088
   VA Dongsung America,
                           7.250%             11/1/15             500       501
   WA Pilchuck Public Development Corp.,
    Goodrich (B.F.) Co. Tramco Project,
    Series 1993,
                           6.000%              8/1/23           2,420     2,490
                                                                       --------
                                                                         13,284
                                                                       --------
   OIL & GAS - 0.5%
   NY State Environmental Facilities Corp.,
    Occidental Petroleum Corp. Project,
    Series 1995,
                           6.100%             11/1/30           1,300     1,363
                                                                       --------
   PAPER PRODUCTS - 0.7%
   GA Rockdale County Development Authority,
    Solid Waste Disposal, Visy Paper, Inc.,
    Series 1993,
                           7.500%              1/1/26           1,800     1,917
                                                                       --------
   RECREATION - 0.5%
   NM Red River Sports Facility,
    Red River Ski Area Project,
    Series 1998,
                           6.450%              6/1/07           1,180     1,187
                                                                       --------
   RETAIL - 1.3%
   NJ State Economic Development Authority,
    Glimcher Properties L.P. Project,
                           6.000%             11/1/28           1,250     1,254
   OH Lake County,
    North Madison Properties,
    Series 1993,
                           8.819%              9/1/11             765       878
   VA Virginia Beach Development Authority,
    SC Diamond Associates, Inc.,
                           8.000%             12/1/10           1,180     1,316
                                                                       --------
                                                                          3,448
                                                                       --------

 ...............................................................................
RESOURCE RECOVERY - 3.0%
   DISPOSAL - 1.2%
   CT State Development Authority,
    Sewer Sludge Disposal Facilities,
    Series 1996,
                           8.250%             12/1/06             965     1,107
   MA State Industrial Finance Agency,
    Peabody Monofill Associates, Inc.,
    Series 1995,
                           9.000%              9/1/05           1,125     1,245
   MA State Industrial Finance Agency,
    Massachusetts Environmental Services,
    Series 1994 A,
                           8.750%             11/1/21 (c)         975       780
                                                                       --------
                                                                          3,132
                                                                       --------
   RESOURCE RECOVERY - 1.8%
   MA State Industrial Finance Agency,
    Ogden Hill Project,
    Series 1998 A,
                           5.500%             12/1/13             500       511
   PA Delaware County Industrial Development Authority,
    Series A,
                           6.200%              7/1/19           4,000     4,261
                                                                       --------
                                                                          4,772
                                                                       --------

TAX-BACKED - 7.4%
 LOCAL GENERAL OBLIGATIONS - 1.2%
    NY New York City:
    Series 1997 A,
                           7.000%              8/1/07           1,000     1,187
    Series 1997 H,
                           6.000%              8/1/17           1,400     1,526
   TX Irving Independent School District,
    Series 1997,
                          (b)                 2/15/18 (a)       1,000       378
                                                                       --------
                                                                          3,091
                                                                       --------
   SPECIAL NON-PROPERTY TAX - 2.3%
   IL Metropolitan Pier & Exposition Authority,
    McCormick Place Expansion Project,
    Series A,
                          (b)                 6/15/16 (a)      10,000     4,138
   IL State Development Finance Authority,
    City of Marion Project, Series 1991,
                           9.625%             9/15/21           2,400     1,800
                                                                       --------
                                                                          5,938
                                                                       --------
   SPECIAL PROPERTY TAX - 1.5%
   CA Carson,
    Series 1992,
                           7.375%              9/2/22             185       199
   CA Poway Community Facilities District No. 88-1,
    Parkway Business Center,
    Series 1998,
                           6.750%             8/15/15             600       656
   CA Riverside County Public Financing Authority,
    Redevelopment Projects,
    Series A,
                           5.500%             10/1/22             650       659
   FL Lexington Oaks Community Development District:
    Series 1998 A,
                           6.125%              5/1/19             400       403
    Series 1998 B,
                           5.500%              5/1/05             750       747
   FL Orlando,
    Conroy Road Interchange Project,
    Series 1998 A:
                           5.500%              5/1/10             180       179
                           5.800%              5/1/26             500       499
   FL Stoney Brook Community Development,
                           5.700%              5/1/08             600       599
                                                                       --------
                                                                          3,941
                                                                       --------
   STATE APPROPRIATED - 2.4%
   NY Metropolitan Transportation Authority,
    Commuter Facilities Board Project:
     Series 7,
                           5.625%              7/1/16           2,000     2,076
     Series 1997-8,
                           5.250%              7/1/17           3,240     3,261
   NY State Urban Development Corp.,
    University Facilities Grants, Series 1995,
                           5.875%              1/1/21           1,000     1,119
                                                                       --------
                                                                          6,456
                                                                       --------

 ...............................................................................
TRANSPORTATION - 5.6%
    AIR TRANSPORTATION - 2.5%
    CO Denver City & County Airport,
    United Airlines Inc., Series 1992 A,
                           6.875%             10/1/32           1,645     1,768
   TX Alliance Airport Authority:
    American Airlines Project,
                           7.500%             12/1/29           1,600     1,719
    Federal Express Corp., Series 1996,
                           6.375%              4/1/21           3,000     3,222
                                                                       --------
                                                                          6,709
                                                                       --------
   AIRPORT - 2.3%
   CO Denver City and County Airport:
    Series B,
                           7.250%            11/15/23           2,275     2,512
    Series C,
                           6.125%            11/15/25           2,840     2,989
   OH Toledo-Lucas County Port Authority,
    Series 1998,
                           5.500%             5/15/20             585       575
                                                                       --------
                                                                          6,076
                                                                       --------
   TOLL FACILITIES - 0.8%
   VA Richmond Metropolitan Authority,
    Series 1998,
                           5.250%             7/15/22           2,000     2,093
                                                                       --------

 ...............................................................................
UTILITY - 10.2%
   INDEPENDENT POWER PRODUCER - 3.4%
   FL Martin County Industrial Development Authority,
    Indiantown Cogeneration Project,
    Series 1994 A,
                           7.875%            12/15/25           1,000     1,148
   NY Port Authority of New York & New Jersey,
    KIAC Partners,
    Series 1996 IV,
                           6.750%             10/1/11           2,000     2,238
   PA State Economic Development Finance Authority:
    Colver Project, Series D,
                           7.125%             12/1/15           4,000     4,425
    Northampton Generating, Series A,
                           6.500%              1/1/13           1,000     1,059
                                                                       --------
                                                                          8,870
                                                                       --------
   INVESTOR OWNED - 4.7%
   AZ Pima County Industrial Development Authority,
    Tucson Electric Power Co.,
    Series A,
                           6.100%              9/1/25             750       748
   CT State Development Authority,
    Connecticut Light & Power Co.,
    Series 1993 B,
                           5.950%              9/1/28             400       402
   IL Bryant,
    Central Illinois Light Co.,
    Series 1993,
                           5.900%              8/1/23 (a)       5,000     5,221
   MS State Business Finance Corp.,
    Systems Energy Resources Project,
    Series 1998,
                           5.875%              4/1/22           2,000     1,995
   NM Farmington,
    San Juan Public Service Co. Project,
    Series D,
                           6.375%              4/1/22           1,300     1,386
   PA Beaver County Industrial Development Authority,
    Ohio Edison Co., Series 1989 A,
                           7.750%              9/1/24           2,500     2,599
                                                                       --------
                                                                         12,351
                                                                       --------
   MUNICIPAL ELECTRIC - 0.9%
   WA Chelan County Public Utilities District No. 1,
    Columbia River Rock Hydroelectric,
                          (b)                  6/1/14 (a)       5,000     2,349
                                                                       --------
   WATER & SEWER - 1.2%
   LA Public Facility Belmont Water Authority,
                           9.000%             3/15/24 (i)         760       684
   MS Five Lakes Utility District,
                           8.250%             7/15/24             500       400
   NJ State Economic Development Authority,
    Hills Development Co.,
                          10.500%              9/1/08           2,000     2,050
                                                                       --------
                                                                          3,134
                                                                       --------

TOTAL MUNICIPAL BONDS (cost of $253,178) (l)                            261,241
                                                                       --------

SHORT-TERM OBLIGATIONS - 0.2%
-------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (m)
   IN State Housing Finance Authority,
    Pedcor Investments,
    Series 1997 M-A,
                           4.100%              1/1/29             500       500
                                                                       --------

TOTAL SHORT-TERM OBLIGATIONS                                                500
                                                                       --------

OTHER ASSETS & LIABILITIES, NET - 0.8%                                    1,964
-------------------------------------------------------------------------------

NET ASSETS - 100%                                                      $263,705
                                                                       --------

NOTES TO INVESTMENT PORTFOLIO:
-------------------------------------------------------------------------------
(a) These securities, or a portion thereof, with a total market value of $17,528, are being used to collateralize the delayed delivery purchases indicated in note (d) below and open futures contracts.
(b) Zero coupon bond.
(c) This issuer is in default of certain debt covenants. Income is not being accrued.
(d) These securities have been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement date.
(e) This is a restricted security which was acquired at a cost of $942. This security represents 0.4% of the Fund's net assets at December 31, 1998.
(f) Accrued interest accumulates in the value of the security and is payable at redemption.
(g) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1998, the value of these securities amounted to $5,646 or 2.1% of net assets.
(h) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the principal and interest.
(i) This is a restricted security which was acquired at a cost of $820. This security represents 0.3% of the Fund's net assets at December 31, 1998.
(j) This is a restricted security which was acquired at a cost of $1,400. This security represents 0.5% of the Fund's net assets at December 31, 1998.
(k) This is a restricted security which was acquired at a cost of $1,287. This security represents 0.5% of the Fund's net assets at December 31, 1998.
(l) Cost for federal income tax purposes is $253,306.
(m) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of December 31, 1998.

Long and short futures contracts open at December 31, 1998:

                                                               Unrealized
                       Par value                              appreciation
                      covered by            Expiration        (depreciation)
       Type            contracts               month           at 12/31/98
-------------------------------------------------------------------------------
     Municipal Bond     $ 5,500                March              $ (76)
     Treasury Bond      $ 4,800                March                ( 1)
     Treasury Bond       $ 300                 March                 58
                                                                  -----
                                                                  $  19)
                                                                  -----

                Acronym                     Name
                -------                     ----
                  IFRN            Inverse Floating Rate Note

See notes to financial statements.

                          STATEMENT OF ASSETS & LIABILITIES
                                  DECEMBER 31, 1998

(in thousands except for per share amount)
ASSETS
Investments at value (cost $253,178)                               $261,241
Short-term obligations                                                  500
                                                                   ---------
                                                                    261,741
Cash                                                     $ 1,382
Receivable for:
  Interest                                                 4,772
  Investments sold                                           293
Other                                                         48      6,495
                                                         --------  ---------
     Total Assets                                                   268,236

LIABILITIES
Payable for:
  Investments purchased                                    2,882
  Distributions                                            1,305
  Variation margin on futures                                  9
Accrued:
  Deferred Trustees fees                                       5
Other                                                        330
                                                         --------
     Total Liabilities                                                4,531
                                                                   ---------

NET ASSETS  at value for 31,059
  shares of beneficial interest outstanding                        $263,705
                                                                   ---------

Net asset value per share                                          $   8.49
                                                                   ---------

COMPOSITION OF NET ASSETS
Capital paid in                                                     287,776
Undistributed net investment income                                     115
Accumulated net realized loss                                       (32,230)
Net unrealized appreciation on:
  Investments                                                         8,063
  Open futures contracts                                                (19)
                                                                   ---------
                                                                   $263,705
                                                                   ---------

       See notes to financial statements.

                               STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED DECEMBER 31, 1998

(in thousands)
INVESTMENT INCOME
Interest                                                         $ 18,444

EXPENSES
Management fee                                         $ 2,123
Transfer agent                                              45
Bookkeeping fee                                             68
Trustees fee                                                15
Custodian fee                                                2
Audit fee                                                   28
Legal fee                                                  106
Reports to shareholders                                     17
Registration fee                                            31
Other                                                       37      2,472
                                                       -------   --------
       Net Investment Income                                       15,972
                                                                 --------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain on:
  Investments                                            3,446
  Closed futures contracts                                  29
                                                       -------
    Net Realized Gain                                               3,475
Change in net unrealized depreciation
  during the period on:
  Investments                                           (5,254)
  Open futures contracts                                   (55)
                                                       -------
    Net Unrealized Depreciation                                    (5,309)
                                                                 --------
       Net Loss                                                    (1,834)
                                                                 --------
 Increase in Net Assets from Operations                          $ 14,138
                                                                 --------

       See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

   (in thousands)                                 Year ended December 31
                                                 ------------------------
INCREASE (DECREASE) IN NET ASSETS                  1998            1997
Operations:
Net investment income                            $ 15,972        $ 16,994
Net realized gain (loss)                            3,475          (4,664)
Net unrealized appreciation (depreciation)         (5,309)         11,381
                                                 --------        --------
    Net Increase from Operations                   14,138          23,711
Distributions:
From net investment income                        (16,218)        (16,893)
                                                 --------        --------
                                                   (2,080)          6,818
Fund share transactions
    Value of distributions reinvested                 595             604
                                                 --------        --------
        Total Increase (Decrease)                  (1,485)          7,422
NET ASSETS
    Beginning of period                           265,190         257,768
                                                 --------        --------
    End of period (including undistributed
      net investment income of $115 and $261,
      respectively)                              $263,705        $265,190
                                                 --------        --------

NUMBER OF FUND SHARES
Issued for distributions reinvested                    69              71
    Outstanding at
      Beginning of period                          30,990          30,919
                                                 ---------       --------
      End of period                                31,059          30,990
                                                 ---------       --------


       See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1998


NOTE 1. ACCOUNTING POLICIES
 ...............................................................................
ORGANIZATION: Colonial High Income Municipal Trust (the Trust), is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end, management investment company. The Trust's investment objective is to provide high current income, generally exempt from federal income taxes, by investing primarily in medium and lower quality municipal securities. The Trust authorized an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Trust may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES: Consistent with the Trust's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Trust's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER: The Trust had an agreement with its custodian bank under which custodian fees were reduced by balance credits of $560 applied during the year ended December 31, 1998. The Trust could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such agreements.

NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
 ...............................................................................
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Trust and furnishes accounting and other services and office facilities for a monthly fee equal to 0.80% annually of the Trust's average weekly net assets.

BOOKKEEPING FEE: The Advisor provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Trust's average weekly net assets over $50 million.

OTHER: The Trust pays no compensation to its officers, all of whom are employees of the Advisor.

The Trust's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

NOTE 3.  PORTFOLIO INFORMATION
 ...............................................................................
INVESTMENT ACTIVITY: During the year ended December 31, 1998, purchases and sales of investments, other than short-term obligations, were $75,813,488 and $77,606,186, respectively.

Unrealized appreciation (depreciation) at December 31, 1998, based on cost of investments for federal income tax purposes was:

        Gross unrealized appreciation                    $15,897,472
        Gross unrealized depreciation                     (7,962,825)
                                                         -----------
              Net unrealized appreciation                $ 7,934,647
                                                         -----------

Capital loss carryforwards: At December 31, 1998, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                   Year of                              Capital loss
                  expiration                            carryforward
                 -------------                          ------------
                     1999                               $  2,751,000
                     2000                                  3,157,000
                     2001                                  5,578,000
                     2002                                  6,579,000
                     2003                                  5,268,000
                     2004                                  2,815,000
                     2005                                  5,927,000
                                                        ------------
                                                        $ 32,075,000
                                                        ------------

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Trust may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Trust may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Trust will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Trust and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recorded in the Trust's Statement of Assets and Liabilities at any given time.

                              FINANCIAL HIGHLIGHTS

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                                Year ended December 31
                                            -------------------------------
                                               1998                  1997
                                            ---------             ---------
Net asset value -
   Beginning of period                      $   8.560             $   8.340
                                            ---------             ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                           0.519                 0.552
Net realized and
unrealized gain (loss)                         (0.066)                0.214
                                            ---------             ---------
   Total from Investment
      Operations                                0.453                 0.766
                                            ---------             ---------
LESS DISTRIBUTIONS DECLARED TO
    SHAREHOLDERS:
From net investment income                     (0.523)               (0.546)
                                            ---------             ---------
Net asset value -
   End of period                            $   8.490             $   8.560
                                            ---------             ---------

Market price per share                      $   8.312             $   8.630
                                            ---------             ---------
Total return based on net
    asset value (a)                             5.45%                 9.57%
                                            ---------             ---------
Total return based on market
    value (b)                                   2.47%                11.60%
                                            ---------             ---------

RATIOS TO AVERAGE NET ASSETS:
Expenses                                        0.93% (c)             0.96% (c)
Net investment income                           6.02% (c)             6.54% (c)
Portfolio turnover                                29%                   17%
Net assets at end
of period (000)                             $ 263,705             $ 265,190


(a)  Total return at net asset value assuming all distributions reinvested.
(b) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

    ----------------------------------------------------------------------------
    Federal Income Tax Information (unaudited)
    All income distributions will be treated as exempt income for federal income tax purposes.
    ----------------------------------------------------------------------------

                          FINANCIAL HIGHLIGHTS - CONT.

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                     Year ended December 31
                      ----------------------------------------------------
                            1996             1995               1994
                         ---------         ---------          ---------

                         $   8.550         $   7.960          $   8.670
                         ---------         ---------          ---------

                             0.566             0.597              0.616

                            (0.193)            0.583             (0.716)
                         ---------         ---------          ---------

                             0.373             1.180             (0.100)
                         ---------         ---------          ---------


                            (0.583)           (0.590)            (0.610)
                         ---------         ---------          ---------

                         $   8.340         $   8.550          $   7.960
                         ---------         ---------          ---------

                         $   8.250         $   7.380          $   6.880
                         ---------         ---------          ---------

                             4.71%            15.70%              (0.75)%
                         ---------         ---------          ---------

                            20.09%            15.65%              (9.83)%
                         ---------         ---------          ---------


                             1.00% (c)         1.06% (c)          1.03%
                             6.74% (c)         7.15% (c)          7.44%
                               15%               23%                20%

                         $ 257,768         $ 264,467          $ 245,967

                        REPORT OF INDEPENDENT ACCOUNTANTS

              TO THE SHAREHOLDERS AND THE TRUSTEES OF COLONIAL HIGH
                           INCOME MUNICIPAL TRUST FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations, changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial High Income Municipal Trust (the "Trust") at December 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 1999

                           DIVIDEND REINVESTMENT PLAN
As a shareholder in the Trust you are eligible to participate in the Dividend Reinvestment Plan.

The Trust generally distributes net investment income monthly and capital gains annually. Under the Trust's Dividend Reinvestment Plan (the "Plan"), shareholders may elect to have all distributions reinvested automatically in additional shares of the Trust. Shareholders not making such election will receive all distributions in cash, paid by check and mailed directly to the recordholder, from the dividend paying agent.

Shareholders participating in the Plan will receive distributions in the form of shares of the Trust. If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. In circumstances in which the net asset value of Trust shares is more than 5% below their market price, Plan participants will be issued shares through the Plan at a price exceeding net asset value. If net asset value exceeds the market price, or the distribution is payable only in cash, shares will be bought on the open market for the accounts of Plan participants. If the market price surpasses the net asset value before such purchasing is completed, the average per share price may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been newly-issued shares.

All Plan accounts receive monthly written confirmations of all transactions. Shares purchased under the Plan are ordinarily held in uncertificated form, although participants have the right to receive certificates for whole shares held in their account.

Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions. Participants may recognize capital gains or ordinary income for federal income tax purposes in an amount equal to the market value of shares received under the Plan.

Fees and expenses of the Plan, other than brokerage charges, will be paid by the Trust. No brokerage charges are incurred on shares issued directly by the Trust. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan administrator. The Plan may be amended or terminated on 30 days written notice to the Plan participants. Upon withdrawal by any participant or any termination of the Plan, certificates for whole shares will be issued and cash payments will be made for any fractional shares. All correspondence concerning the Plan, including requests for information, should be directed to The First National Bank of Boston, the Trust's dividend disbursing agent and administrator of the Plan, at P.O. Box 1681, Boston, Massachusetts 02105, Attention: Dividend Reinvestment Department.

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

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

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

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial High Income Municipal Trust is:

The First National Bank of Boston
100 Federal Street
Boston, MA 02110
1-617-575-3120
1-800-730-6001

Colonial High Income Municipal Trust mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial High Income Municipal Trust.


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                                    TRUSTEES

ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN CARBERRY
Senior Vice President of Liberty Financial Companies, Inc.
(formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ROBERT L. SULLIVAN
Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

                                                   HI-02/474G-1298 (2/99) 99/109